UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS: 89.33%
	Canada: 1.45%
87,025	Royal Bank of Canada	$5,170,155

	China: 1.17%
710	Baidu.com - ADR (a)	68,614
169,025	Bank Of China Ltd.	80,129
56,000	Beijing Capital International Airport Co. Ltd.	38,235
48,000	Brilliance China Automotive Holdings Ltd. (a)	55,280
107,400	China Construction Bank Corp.	87,164
279,700	China Mobile Ltd.	2,970,817
22,400	China Pacific Insurance Group Co. Ltd.	75,748
30,625	China Resources Enterprise Ltd.	100,011
37,500	CITIC Securities Co. Ltd.	82,125
385	CNOOC, Ltd. - ADR	66,928
9,800	Hengan International Group Co. Ltd.	108,698
113,000	Industrial & Commercial Bank of China	79,627
108,000	Lenovo Group Ltd.	111,164
9,500	Ping An Insurance Group Co.	70,737
3,900	Tencent Holdings Ltd.	154,642
		4,149,919
	Denmark: 1.49%
7,475	Novo Nordisk A/S - ADR	1,204,223
25,435	Novo Nordisk A/S - Class B	4,099,630
		5,303,853
	France: 6.04%
24,135	L'Oreal SA	4,089,003
24,400	L'Oreal SA - ADR	827,160
47,375	LVMH Moet Hennessy Louis Vuitton SA	8,414,299
76,205	Sanofi	8,172,391
		21,502,853
	Germany: 2.32%
33,300	BASF SE	3,256,075
66,515	SAP AG	5,016,852
		8,272,927
	Hong Kong: 0.10%
15,450	AIA Group Ltd.	68,765
5,000	Cheung Kong Holdings Ltd.	70,724
3,800	Hong Kong Exchanges and Clearing Ltd.	64,030
23,200	Sands China Ltd.	123,134
12,000	Shangri-La Asia Ltd.	22,230
		348,883
	India: 0.13%
8,050	Cipla Ltd. - GDR	52,669
1,925	Dr. Reddy's Laboratories Ltd. - ADR	71,167
3,135	HDFC Bank Ltd. - ADR	126,152
825	Infosys Ltd.	34,443
1,165	Reliance Industries Ltd. - GDR	33,401
13,575	Tata Global Beverages Ltd. - GDR	34,971
3,500	Tata Motors Ltd. - ADR	96,005
		448,808
	Indonesia: 0.14%
77,500	Bank Mandiri Tbk PT	76,748
91,000	Bank Rakyat Tbk PT	82,685
10,000	Gudang Garam Tbk PT	54,620
66,500	Jasa Marga Persero Tbk PT	45,487
38,500	Semen Gresik Tbk PT	70,751
44,500	Telekomunikasi Indonesia Persero Tbk PT	50,202
36,000	Unilever Indonesia Tbk PT	112,098
		492,591
	Japan: 1.80%
54,375	Toyota Motor Corp. - ADR	6,391,781

	Malaysia: 0.03%
25,000	CIMB Group Holdings BHD	66,796
9,200	Genting BHD	30,043
		96,839
	Singapore: 0.05%
9,300	DBS Group Holdings Ltd.	126,262
20,000	Singapore Telecommunications Ltd.	59,338
		185,600
	South Korea: 0.19%
3,480	Hynix Semiconductor, Inc. (a)	99,191
275	Hyundai Mobis	69,377
505	Hyundai Motor Co.	94,992
915	KT&G Corp.	64,472
160	NHN Corp.	43,197
185	Samsung Electronics Co. Ltd.	251,863
360	Samsung Life Insurance Co. Ltd.	33,619
235	SK Innovation Co. Ltd.	31,099
		687,810
	Switzerland: 4.07%
121,525	Nestle SA	8,063,541
88,950	Novartis AG	6,418,353
		14,481,894
	Taiwan: 0.25%
14,479	Advanced Semiconductor Engineering, Inc. - ADR	60,812
43,247	Fubon Financial Holdings Co. Ltd.	57,383
39,780	Hon Hai Precision Industry Co. Ltd.	101,976
27,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	503,820
47,800	Taiwan Semiconductor Manufacturing Corp. Ltd.	174,937
		898,928
	Thailand: 0.01%
50,950	Charoen Pokphand Foods PCL	48,805

	United Kingdom: 8.13%
198,925	BHP Billiton PLC	5,789,574
82,925	British American Tobacco PLC	4,564,875
124,620	GlaxoSmithKline PLC - ADR	6,451,577
845,850	HSBC Holdings PLC	9,329,219
955,100	Vodafone Group PLC	2,785,557
		28,920,802
	United States: 61.96%
28,990	Amazon.com, Inc. (a)	7,799,180
129,930	American Express Co.	9,837,000
19,150	Apple, Inc.	8,611,372
72,825	AT&T, Inc.	2,548,147
254,600	Bank of America Corp.	3,477,836
32,550	Berkshire Hathaway, Inc. - Class B (a)	3,712,978
40,300	Chevron Corp.	4,946,825
302,415	Cisco Systems, Inc.	7,282,153
77,950	Citigroup, Inc.	4,052,621
126,950	Comcast Corp. - Class A	5,097,042
57,550	Exxon Mobil Corp.	5,206,548
362,945	General Electric Co.	8,463,877
8,340	Google, Inc. - Class A (a)	7,259,220
216,495	Intel Corp.	5,256,499
39,275	International Business Machines Corp.	8,169,986
125,660	Johnson & Johnson	10,578,059
169,185	JPMorgan Chase & Co.	9,235,809
70,790	McDonald's Corp.	6,836,190
207,295	Microsoft Corp.	7,230,450
228,550	Oracle Corp.	7,715,848
99,400	PepsiCo, Inc.	8,028,538
396,480	Pfizer, Inc.	10,796,150
82,925	Philip Morris International, Inc.	7,538,712
93,440	Procter & Gamble Co.	7,172,454
117,625	Qualcomm, Inc.	7,466,835
51,305	Schlumberger Ltd.	3,746,804
122,220	The Coca-Cola Co.	4,887,578
102,100	The Home Depot, Inc.	8,031,186
99,875	The Walt Disney Co.	6,300,115
61,505	United Technologies Corp.	5,836,825
46,430	Visa, Inc. - Class A	8,271,040
225,560	Wells Fargo & Co.	9,146,458
		220,540,335
	TOTAL COMMON STOCKS
	(Cost $263,443,184)	317,942,783

	PREFERRED STOCKS: 0.96%
	Brazil: 0.96%
90,115	Companhia de Bebidas das Americas (AmBev) - ADR	3,430,678

	TOTAL PREFERRED STOCKS
	(Cost $3,683,817)	3,430,678

	EXCHANGE TRADED NOTES: 8.74%
37,000	Barclays ETN + FI Enhanced Europe 50	3,471,340
130,400	Barclays ETN + FI Enhanced Global High Yield	12,078,952
435,100	UBS AG FI Enhanced Big Cap Growth	15,546,123
		31,096,415
	TOTAL EXCHANGE TRADED NOTES
	(Cost $27,617,500)	31,096,415

	SHORT-TERM INVESTMENTS: 0.87%
3,114,539	SEI Daily Income Trust Government Fund	3,114,539

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,114,539)	3,114,539

	TOTAL INVESTMENTS: 99.90%
	(Cost $297,859,040)	355,584,415

	Other Assets in Excess of Liabilities: 0.10%	351,375

	TOTAL NET ASSETS: 100.00%	$355,935,790

ADR -	American Depository Receipt.
GDR -	Global Depository Receipt.
(a) -	Non-Income Producing.

At May 31, 2013, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$297,859,040
Gross unrealized appreciation	61,355,594
Gross unrealized depreciation	(3,630,219)
Net unrealized appreciation	$57,725,375

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES: 63.78%
$30,000	2.375%, 08/31/2014	$30,817

	TOTAL U.S. TREASURY NOTES
	(Cost $30,801)	30,817
Number of Shares		Value
	MUTUAL FUNDS: 37.40%
18,071	SEI Daily Income Trust Government Fund	18,071

	TOTAL MUTUAL FUNDS
	(Cost $18,071)	18,071

	TOTAL INVESTMENTS: 101.18%
	(Cost $48,872)	48,888

	Liabilities in Excess of Other Assets: (1.18)%	(572)

	TOTAL NET ASSETS: 100.00%	$48,316

At May 31, 2013, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$48,872
Gross unrealized appreciation	16
Net unrealized appreciation	$16

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$317,855,143	$87,640	$-	$317,942,783
Preferred Stocks	3,430,678	-	-	3,430,678
Exchanged Traded Notes	31,096,415	-	-	31,096,415
Total Equity	352,382,236	87,640	-	352,469,876
Short-Term Investments	3,114,539	-	-	3,114,539
Total Investments in Securities	$355,496,775	$87,640	$-	$355,584,415

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Notes	$-	$30,817	$-	$30,817
Total Fixed Income	-	30,817	-	30,817
Short-Term Investments	18,071	-	-	18,071
Total Investments in Securities	$18,071	$30,817	$-	$48,888

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By   /s/Kenneth L. Fisher
            Kenneth L. Fisher, President

Date   June 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Kenneth L. Fisher
                Kenneth L. Fisher, President

Date June 25, 2013

By   /s/Katherine Taylor
    Katherine Taylor, Treasurer

Date  June 25, 2013